Income Taxes Effective Tax Rate Reconciliation (Details)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Statutory federal tax rate	35.00%	35.00%	35.00%
Foreign rate differential	(1.90%)	0.20%	(2.50%)
Adjustment and resolution of federal, state and foreign tax uncertainties	(35.90%)	(0.10%)	0.30%
State taxes, net of federal benefit	3.30%	3.40%	2.30%
Research and development and other tax credits, net of valuation allowances	(1.40%)	(0.50%)	(1.10%)
Income attributable to noncontrolling interest	(0.20%)	(0.10%)	(0.30%)
Nondeductible deal fees	0.00%	0.00%	1.30%
Change in valuation allowance	(0.70%)	(1.30%)	0.00%
Other, net	(1.30%)	(1.40%)	(2.70%)
Effective (benefit) tax rate	(3.10%)	35.20%	32.30%